Mortgage-Backed Debt and Related Collateral - Schedule of Mortgage-Backed Debt Issued by Consolidated Residual and Non-Residual Trusts (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Mortgage Backed Debt And Related Collateral [Line Items]
Total Residual Trusts at amortized cost		$ 1,203,084	$ 1,315,442
Mortgage-backed debt at fair value	651,784	684,778	757,286
Total mortgage-backed debt	$ 1,803,470	$ 1,887,862	$ 2,072,728
Weighted Average Stated Interest Rate of Mortgage Backed Debt
Mortgage Backed Debt at Amortized Cost [Member] | Residual Trusts [Member]
Mortgage Backed Debt And Related Collateral [Line Items]
Weighted Average Stated Interest Rate of Mortgage Backed Debt		6.68%	6.72%
Mortgage Backed Debt at Fair Value [Member] | Non-Residual Trusts [Member]
Mortgage Backed Debt And Related Collateral [Line Items]
Weighted Average Stated Interest Rate of Mortgage Backed Debt		5.85%	5.72%
Mortgage-backed debt [Member]
Mortgage Backed Debt And Related Collateral [Line Items]
Weighted Average Stated Interest Rate of Mortgage Backed Debt		6.37%	6.33%